Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 17, 2023 installment	Mar. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized		133,346		133,346		133,346	133,346
Redeemable convertible preferred stock, shares issued		114,564		114,564		110,250	111,969
Redeemable convertible preferred stock, carrying value | $		$ 269,617		$ 269,617		$ 258,371	$ 261,277
Extinguishment of promissory notes for Series F Reedamable Convertible Preferred Stock | $				$ (11,000)
Series E-1 redeemable convertible preferred stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized		54,901		54,901		54,901	54,901	54,901
Redeemable convertible preferred stock, shares issued		54,901		54,901		54,901	54,901	54,901
Redeemable convertible preferred stock, shares outstanding		54,901		54,901		54,901	54,901	54,901
Redeemable convertible preferred stock, carrying value | $		$ 119,832		$ 119,832		$ 119,752	$ 119,427	$ 119,009
Issuance of Series Preferred Stock (in shares)								54,901
Issuance of Series Preferred Stock | $								$ 118,623
Conversion rate | $ / shares				$ 1.57		$ 1.57	$ 1.57	$ 1.12
Preferred stock, dividend declared | $ / shares				0		0
Preferred stock, dividend paid | $ / shares				0		0
Original issue prices | $ / shares		$ 2.20		2.20		2.20
Conversion price | $ / shares		1.57		1.57		1.57
Share conversion factors | $ / shares		$ 1.40		$ 1.40		$ 1.40
Shares issued upon conversion				77,132		77,132
Series E-1 redeemable convertible preferred stock | Forecast
Class of Stock [Line Items]
Number of annual installments in which stock may redeem | installment	3
Threshold period of written notice requesting redemption	60 days
Series F redeemable convertible preferred stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized		78,445		78,445		78,445	78,445
Redeemable convertible preferred stock, shares issued		59,663		59,663		55,349	57,068
Redeemable convertible preferred stock, shares outstanding		59,663		59,663		55,349	57,068
Redeemable convertible preferred stock, carrying value | $		$ 149,785		$ 149,785		$ 138,619	$ 141,850
Repurchase of Preferred Stock and Issuance of Promissory Note | $			$ 11,000
Repurchase of Preferred Stock and Issuance of Promissory Note (in shares)			4,598
Payments for issuance of convertible notes | $			$ 722			$ 722
Conversion rate | $ / shares				$ 2.55		$ 2.55	$ 2.55
Preferred stock, dividend declared | $ / shares				0		0
Preferred stock, dividend paid | $ / shares				0		0
Original issue prices | $ / shares		$ 2.55		2.55		2.55
Conversion price | $ / shares		2.55		2.55		2.55
Share conversion factors | $ / shares		$ 1.00		$ 1.00		$ 1.00
Shares issued upon conversion				59,664		55,349
Series F Preferred Stock
Class of Stock [Line Items]
Issuance of Series Preferred Stock (in shares)		4,314		4,314	2,879	2,879	57,068
Issuance of Series Preferred Stock | $		$ 11,000		$ 11,000	$ 7,245	$ 7,824	$ 141,590